Real Estate Loans Receivable (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of real estate loans receivable
Real estate loans receivable	$ 436,580	$ 427,363
Advances on real estate loans receivable:
Investments in new loans	51,386	20,036	121,493
Draws on existing loans	47,349	54,381	21,265
Sub-total	98,735	74,417	142,758
Less: Seller financing on property sales	(1,470)		(59,649)
Net cash advances on real estate loans	97,265	74,417	83,109
Receipts on real estate loans receivable:
Loan payoffs	11,852	93,856	8,815
Principal payments on loans	31,643	17,923	9,354
Total receipts on real estate loans	43,495	111,779	18,169
Net advances (receipts) on real estate loans	53,770	(37,362)	64,940
Senior Housing Triple Net [Member]
Advances on real estate loans receivable:
Investments in new loans	9,742	20,036	121,493
Draws on existing loans	46,113	52,910	21,265
Sub-total	55,855	72,946	142,758
Less: Seller financing on property sales			(59,649)
Net cash advances on real estate loans	55,855	72,946	83,109
Receipts on real estate loans receivable:
Loan payoffs	5,619	61,659	8,815
Principal payments on loans	24,203	15,890	9,354
Total receipts on real estate loans	29,822	77,549	18,169
Net advances (receipts) on real estate loans	26,033	(4,603)	64,940
Medical Facilities [Member]
Advances on real estate loans receivable:
Investments in new loans	41,644
Draws on existing loans	1,236	1,471
Sub-total	42,880	1,471
Less: Seller financing on property sales	(1,470)
Net cash advances on real estate loans	41,410	1,471
Receipts on real estate loans receivable:
Loan payoffs	6,233	32,197
Principal payments on loans	7,440	2,033
Total receipts on real estate loans	13,673	34,230
Net advances (receipts) on real estate loans	27,737	(32,759)
Mortgage Receivable [Member]
Summary of real estate loans receivable
Real estate loans receivable	109,283	74,517
Other Real Estate Loans Receivables [Member]
Summary of real estate loans receivable
Real estate loans receivable	$ 327,297	$ 352,846